Document And Entity Information	Jan. 29, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 29, 2025
Entity Registrant Name	Jaguar Health, Inc.
Entity Central Index Key	0001585608
Entity Emerging Growth Company	false
Entity File Number	001-36714
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2956775
Entity Address, Address Line One	200 Pine Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	371-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	JAGX
Security Exchange Name	NASDAQ
Amendment Description	On February 4, 2025, Jaguar Health, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission, which included, among other disclosures, information regarding certain agreements entered into by the Company. The Company is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) solely to correct the Date of Report (date of earliest event reported) set forth on the cover page of the Original Report. Item 3.02 of the Original Report is provided below and is identical to the information provided in the Original Report. No other changes have been made to the Original report; however, this Amendment hereby restates and supersedes in its entirety the disclosures included in the Original Report.